Share Based Payments, Share Based Payment Arrangements (Details)	12 Months Ended
Jun. 30, 2025 Tranches shares
Share Based Payment [Abstract]
Number of shares issued (in shares) | shares	1
Deferred Short-Term Incentive Plan [Member]
Share Based Payment [Abstract]
Awards granted date	28 November 2024
FY24 Deferred Short-Term Incentive Plan [Member]
Share Based Payment [Abstract]
Vesting date	Oct. 31, 2025
FY25 Deferred Short-Term Incentive Plan [Member]
Share Based Payment [Abstract]
Vesting date	Oct. 31, 2026
FY25 Employee Share Plan [Member]
Share Based Payment [Abstract]
Awards granted date	31 December 2024
Number of tranches	2
FY25 Employee Share Plan [Member] | Tranche 1 [Member]
Share Based Payment [Abstract]
Vesting date	Jan. 31, 2026
FY25 Employee Share Plan [Member] | Tranche 2 [Member]
Share Based Payment [Abstract]
Vesting date	Jan. 31, 2027
FY25 Long-Term Incentive Plan [Member]
Share Based Payment [Abstract]
Awards granted date	28 November 2024
Vesting period	3 years
Transitional Management Incentive Plan [Member]
Share Based Payment [Abstract]
Awards granted date	31 December 2024
Number of tranches	2
FY24 Transitional Management Incentive Plan [Member] | Tranche 1 [Member]
Share Based Payment [Abstract]
Vesting date	Jan. 31, 2026
FY24 Transitional Management Incentive Plan [Member] | Tranche 2 [Member]
Share Based Payment [Abstract]
Vesting date	Mar. 31, 2026